united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17645 Wright Street, Ste 200, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 8/31

Date of reporting period: 2/28/19

Item 1. Reports to Stockholders.

Anchor Tactical Credit Strategies Fund
Institutional Class (ATCSX)

Anchor Tactical Equity Strategies Fund
Institutional Class (ATESX)

Anchor Tactical Global Strategies Fund
Institutional Class (ATGSX)

Anchor Tactical Municipal Strategies Fund
Institutional Class (ATMSX)

Semi-Annual Report
February 28, 2019

1-844-594-1226
www.anchorcapitalfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Anchor Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.anchorcapitalfunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Anchor Tactical Credit Strategies Fund*
Portfolio Review (Unaudited)
February 28, 2019

The Fund’s Institutional Class performance figures for the periods ended February 28, 2019, compared to its benchmark:

	Six Months	One Year	Three Years	Since Inception*
Anchor Tactical Credit Strategies Fund - Institutional Class	(2.72)%	(5.06)%	(0.16)%	0.26%
HFRX Absolute Return Index**	(0.71)%	0.19%	1.54%	1.49%

*	The Fund commenced operations on September 29, 2015.

**	The HFRX Absolute Return Index is designed to be representative of the overall composition of the Hedge Fund Universe. It is comprised of all eligible hedge fund strategies including, but not limited to, convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis, multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques to ensure that each Index is a pure representation of its corresponding investment focus. Investors cannot invest directly in an index, and unlike the Fund, returns do not reflect any fees, expenses or sales charges.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through December 31, 2019, (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Fund’s average daily net assets. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s December 31, 2018 prospectus, as amended January 2, 2019, the Fund’s Annual Operating Expense Ratio is 4.18%. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

PORTFOLIO COMPOSITION* (Unaudited)
% of Net Assets
Exchange Traded Funds	99.9%
Other Assets Less Liabilities	0.1%
Total	100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Anchor Tactical Equity Strategies Fund*
Portfolio Review (Unaudited)
February 28, 2019

The Fund’s Institutional Class performance figures for the period ended February 28, 2019, compared to its benchmark:

	Six Months	One Year	Since Inception*
Anchor Tactical Equity Strategies Fund - Institutional Class	(3.31)%	0.76%	9.56%
S&P 500 Total Return Index**	(3.04)%	4.68%	12.49%

*	The Fund commenced operations on September 6, 2016.

**	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through December 31, 2019 (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Fund’s average daily net assets. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s December 31, 2018 prospectus, as amended January 2, 2019, the Fund’s Total Annual Operating Expense Ratio is 2.32%. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

PORTFOLIO COMPOSITION* (Unaudited)
% of Net Assets
Exchange Traded Funds	95.2%
Other Assets Less Liabilities	4.8%
Total	100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Anchor Tactical Global Strategies Fund*
Portfolio Review (Unaudited)
February 28, 2019

The Fund’s Institutional Class performance figures for the period ended February 28, 2019, compared to its benchmark:

Since Inception*
Anchor Tactical Global Strategies Fund - Institutional Class	2.10%
MSCI All Country World Index **	6.25%

*	The Fund commenced operations on January 15, 2019.

**	The MSCI All Country World Index is composed of large and mid-capitalization developed and emerging market equities. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through December 31, 2019, (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Fund’s average daily net assets. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s December 31, 2018 prospectus, as amended January 2, 2019, the Fund’s Total Annual Operating Expense Ratio is 2.60%. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

PORTFOLIO COMPOSITION* (Unaudited)
% of Net Assets
Exchange Traded Funds (Long)	38.4%
Exchange Traded Funds (Short)	(21.4)%
Other Assets Less Liabilities	83.0%
Total	100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Anchor Tactical Municipal Strategies Fund*
Portfolio Review (Unaudited)
February 28, 2019

The Fund’s Institutional Class performance figures for the period ended February 28, 2019, compared to its benchmark:

	Six Months	One Year	Since Inception*
Anchor Tactical Municipal Strategies Fund - Institutional Class	1.35%	2.95%	0.04%
Bloomberg Barclays Municipal Bond Index**	2.34%	4.13%	1.55%

*	The Fund commenced operations on September 6, 2016.

**	The Bloomberg Barclays Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. Investors cannot invest directly in an index or benchmark. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through December 31, 2019, (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Fund’s average daily net assets. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s December 31, 2018 prospectus, as amended January 2, 2019, the Fund’s Total Annual Operating Expense Ratio is 2.76%. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

PORTFOLIO COMPOSITION* (Unaudited)
% of Net Assets
Closed-End Funds	64.4%
Mutual Funds	35.5%
Other Assets Less Liabilities	0.1%
Total	100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Anchor Tactical Credit Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 99.9%
	DEBT FUNDS - 99.9%
39,600	iShares 20+ Year Treasury Bond ETF	$4,752,792
140,000	iShares iBoxx $ High Yield Corporate Bond ETF	12,005,000
300,000	SPDR Bloomberg Barclays High Yield Bond ETF	10,707,000
	TOTAL EXCHANGE TRADED FUNDS (Cost - $26,925,395)	27,464,792

	TOTAL INVESTMENTS (Cost - $26,925,395) - 99.9%	$27,464,792
	CASH & OTHER ASSETS LESS LIABILITIES - 0.1%	31,475
	NET ASSETS - 100.0%	$27,496,267

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Anchor Tactical Equity Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 95.2%
	EQUITY FUNDS - 95.2%
624,861	Invesco QQQ Trust Series 1	$108,219,676
15,000	SPDR S&P 500 ETF Trust	4,180,200
600,000	WisdomTree U.S. Quality Dividend Growth Fund	25,440,000
	TOTAL EXCHANGE TRADED FUNDS (Cost - $130,119,790)	137,839,876

	TOTAL INVESTMENTS (Cost - $130,119,790) - 95.2%	$137,839,876
	CASH & OTHER ASSETS LESS LIABILITIES - 4.8%	6,950,673
	NET ASSETS - 100.0%	$144,790,549

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Anchor Tactical Global Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2019

Shares		Value
	EXCHANGE TRADED FUND - 38.4%
	EQUITY FUND - 38.4%
20,000	Invesco QQQ Trust Series 1	$3,463,800
	TOTAL EXCHANGE TRADED FUND (Cost - $3,264,550)

	TOTAL INVESTMENTS (Cost - $3,264,550) - 38.4%	$3,463,800
	SECURITIES SOLD SHORT (Premiums Received - $1,844,141) - (21.4)%	(1,928,100)
	CASH & OTHER ASSETS LESS LIABILITIES - 83.0%	7,490,480
	NET ASSETS - 100.0%	$9,026,180

ETF - Exchange Traded Fund

	SECURITIES SOLD SHORT - (21.4)%
	EXCHANGE-TRADED FUND - (21.4)%
	EQUITY FUND - (21.4)%
(30,000)	iShares MSCI EAFE ETF	$(1,928,100)
	TOTAL SECURITIES SOLD SHORT (Premiums Received - $1,844,141)

See accompanying notes to financial statements.

Anchor Tactical Municipal Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2019

Shares		Value
	CLOSED-END FUNDS - 64.4%
	DEBT FUNDS - 64.4%
78,422	BlackRock California Municipal Income Trust	$998,312
75,640	BlackRock MuniHoldings California Quality Fund, Inc.	989,371
74,846	BlackRock MuniYield California Fund, Inc.	1,005,930
74,209	BlackRock MuniYield California Quality Fund, Inc.	986,238
77,118	Invesco California Value Municipal Income Trust	926,958
32,000	Nuveen AMT-Free Municipal Credit Income Fund	466,240
35,000	Nuveen AMT-Free Quality Municipal Income Fund	457,450
147,492	Nuveen California AMT-Free Quality Municipal Income Fund	1,991,142
195,678	Nuveen California Quality Municipal Income Fund	2,602,518
35,000	Nuveen Municipal High Income Opportunity Fund	455,700
35,000	Nuveen Quality Municipal Income Fund	468,650
26,451	PIMCO California Municipal Income Fund	454,957
53,958	PIMCO California Municipal Income Fund II	462,960
35,994	PIMCO California Municipal Income Fund III	379,377
	TOTAL CLOSED-END FUNDS (Cost - $12,654,811)	12,645,803

	MUTUAL FUND - 35.5%
	DEBT FUND - 35.5%
734,681	Nuveen California High Yield Municipal Bond Fund - Class R	6,979,468
	TOTAL MUTUAL FUND (Cost - $6,906,000)

	TOTAL INVESTMENTS (Cost - $19,560,811) - 99.9%	$19,625,271
	CASH & OTHER ASSETS LESS LIABILITIES - 0.1%	22,872
	NET ASSETS - 100.0%	$19,648,143

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
February 28, 2019

	Anchor Tactical	Anchor Tactical	Anchor Tactical	Anchor Tactical
	Credit Strategies	Equity Strategies	Global Strategies	Municipal
	Fund	Fund	Fund	Strategies Fund

ASSETS
Investment securities:
At cost	$26,925,395	$130,119,790	$3,264,550	$19,560,811
At value	$27,464,792	$137,839,876	$3,463,800	$19,625,271
Cash	—	11,491,599	5,559,358	—
Deposits with broker	109,900	61,916,925	1,920,019	—
Receivable for securities sold	—	—	—	95,000
Receivable for Fund shares sold	18,986	44,312	—	6,894
Dividends and interest receivable	1,424	4,011	3,041	69,924
Due from investment advisor	—	—	3,464	—
Prepaid expenses	17,088	15,361	33,343	13,868
TOTAL ASSETS	27,612,190	211,312,084	10,983,025	19,810,957

LIABILITIES
Securities sold short (Premiums received of $- , $- , $1,844,141 , and $-, respectively)	—	—	1,928,100	—
Due to custodian	—	—	—	59,193
Due to broker	—	—	—	191
Payable for investments purchased	—	66,096,872	—	—
Payable for Fund shares redeemed	28,267	171,939	17,261	44,038
Investment advisory fees payable	31,543	178,745	—	19,163
Distribution (12b-1) fees payable	4,349	27,929	1,718	3,784
Payable to related parties	6,858	18,118	6,253	4,901
Accrued expenses and other liabilities	44,906	27,932	3,513	31,544
TOTAL LIABILITIES	115,923	66,521,535	1,956,845	162,814
NET ASSETS	$27,496,267	$144,790,549	$9,026,180	$19,648,143

Net Assets Consist Of:
Paid in capital	31,170,665	146,451,770	8,860,244	22,980,180
Accumulated earnings (loss)	(3,674,398)	(1,661,221)	165,936	(3,332,037)
NET ASSETS	$27,496,267	$144,790,549	$9,026,180	$19,648,143
Institutional Class
Net Assets	$27,496,267	$144,790,549	$9,026,180	$19,648,143
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,913,673	13,295,128	884,432	2,015,662
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.44	$10.89	$10.21	$9.75

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months or Period Ended February 28, 2019

			Anchor Tactical	Anchor Tactical
	Anchor Tactical Credit	Anchor Tactical Equity	Global Strategies	Municipal Strategies
	Strategies Fund	Strategies Fund	Fund*	Fund
INVESTMENT INCOME
Dividends	$563,546	$741,597	$—	$407,002
Interest	36,189	330,134	7,625	27,244
TOTAL INVESTMENT INCOME	599,735	1,071,731	7,625	434,246

EXPENSES
Investment advisory fees	271,304	1,256,625	15,221	185,421
Dividend expense on securities sold short	235,622	—	—	—
Interest expense on securities sold short	116,231	—	—	1,094
Distribution (12b-1) fees	42,391	196,348	2,378	28,972
Administrative services fees	19,153	66,788	5,023	16,322
Registration fees	17,356	19,508	2,176	18,284
Accounting services fees	11,871	30,870	2,311	9,798
Custodian fees	8,125	10,132	951	3,207
Audit fees	7,974	7,975	2,763	7,975
Printing and postage expenses	5,665	16,483	1,290	5,145
Legal fees	5,579	6,617	5,155	5,864
Compliance officer fees	3,615	10,608	770	2,772
Trustees’ fees and expenses	3,468	8,299	1,021	3,449
Transfer agent fees	3,236	7,958	612	2,667
Insurance expense	1,449	4,624	308	1,099
Miscellaneous expense	985	3,413	637	2,038
TOTAL EXPENSES	754,024	1,646,248	40,616	294,107
Less: Fees waived by the Adviser	(21,418)	—	(18,654)	(32,390)
NET EXPENSES	732,606	1,646,248	21,962	261,717
NET INVESTMENT INCOME (LOSS)	(132,871)	(574,517)	(14,337)	172,529

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(1,246,614)	(6,995,719)	64,982	(129,558)
Securities sold short	(17,148)	(1,746,940)	—	(131,923)
Net change in unrealized appreciation (depreciation) on:
Investments	287,348	2,961,121	199,250	100,718
Securities sold short	—	—	(83,959)	—
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(976,414)	(5,781,538)	180,273	(160,763)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,109,285)	$(6,356,055)	$165,936	$11,766

*	The Fund commenced operations on January 15, 2019.

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Anchor Tactical		Anchor Tactical
	Credit Strategies Fund		Equity Strategies Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018
	(Unaudited)		(Unaudited)
FROM OPERATIONS:
Net investment income (loss)	$(132,871)	$(337,115)	$(574,517)	$(1,151,844)
Net realized gain (loss) from investments and securities sold short	(1,263,762)	(540,350)	(8,742,659)	12,439,744
Net change in unrealized appreciation (depreciation) on investments	287,348	(359,487)	2,961,121	3,498,045
Net increase (decrease) in net assets resulting from operations	(1,109,285)	(1,236,952)	(6,356,055)	14,785,945

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income ($-, $0.13, $-, and $- per share, respectively)	—	(1,041,231)	—	—
From net realized gains ($- , $0.04, $0.82, and $0.67 per share, respectively)	—	(292,634)	(11,346,512)	(4,171,001)
Total distributions* ($0.03 , $-, $-, and $- per share, respectively)	(99,181)	—	—	—
Net decrease in net assets from distributions to shareholders	(99,181)	(1,333,865)	(11,346,512)	(4,171,001)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	9,471,258	31,371,929	54,356,433	169,814,613
Reinvestment of dividends	99,105	1,333,201	11,002,190	4,171,001
Payments for shares redeemed	(20,951,326)	(80,835,660)	(63,125,864)	(84,707,633)
Redemption fees	—	2,892	—	1,638
Net increase (decrease) in net assets from shares of beneficial interest	(11,380,963)	(48,127,638)	2,232,759	89,279,619

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,589,429)	(50,698,455)	(15,469,808)	99,894,563

NET ASSETS
Beginning of Period	40,085,696	90,784,151	160,260,357	60,365,794
End of Period **	$27,496,267	$40,085,696	$144,790,549	$160,260,357

* Distributions from net investment income and net realized capital gains are combined for the year ended February 28, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended August 31, 2018 have not been reclassified to conform to the current year presentation.

** Net Assets- End of period includes accumulated net investment loss of $401,971 and $0, respectively, as of August 31, 2018.

SHARE ACTIVITY
Institutional Class:
Shares sold	994,952	3,174,701	4,707,164	14,723,999
Shares reinvested	10,554	133,715	1,031,133	373,077
Shares redeemed	(2,210,775)	(8,211,264)	(5,653,179)	(7,351,021)
Net increase (decrease) in shares of beneficial interest outstanding	(1,205,269)	(4,902,848)	85,118	7,746,055

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Anchor Tactical	Anchor Tactical
	Global Strategies Fund*	Municipal Strategies Fund
	For the	For the	For the
	Period Ended	Six Months Ended	Year Ended
	February 28, 2019	February 28, 2019	August 31, 2018
	(Unaudited)	(Unaudited)
FROM OPERATIONS:
Net investment income (loss)	$(14,337)	$172,529	$832,404
Net realized gain (loss) from investments and securities sold short	64,982	(261,481)	450,903
Net change in unrealized appreciation (depreciation) on investments and securities sold short	115,291	100,718	(1,448,228)
Net increase (decrease) in net assets resulting from operations	165,936	11,766	(164,921)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income ($- , and $0.06, and $0.19 per share, respectively)	—	(132,979)	(906,693)
Net decrease in net assets from distributions to shareholders	—	(132,979)	(906,693)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	9,247,299	13,720,442	11,367,230
Reinvestment of dividends	—	132,847	906,660
Payments for shares redeemed	(387,055)	(15,772,885)	(60,579,173)
Redemption fees	—	—	2,849
Net increase (decrease) in net assets from shares of beneficial interest	8,860,244	(1,919,596)	(48,302,434)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,026,180	(2,040,809)	(49,374,048)

NET ASSETS
Beginning of Period	—	21,688,952	71,063,000
End of Period **	$9,026,180	$19,648,143	$21,688,952

** Net Assets- End of period includes accumulated net investment income of $0 and $0, respectively, as of August 31, 2018.

SHARE ACTIVITY
Institutional Class:
Shares sold	922,439	1,426,316	1,167,235
Shares reinvested	—	14,023	93,631
Shares redeemed	(38,007)	(1,664,539)	(6,237,356)
Net increase (decrease) in shares of beneficial interest outstanding	884,432	$(224,200)	$(4,976,490)

*	The Fund commenced operations on January 15, 2019.

See accompanying notes to financial statements.

Anchor Tactical Credit Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

	Institutional Class **
	For the		For the	For the	Period
	Six Months Ended		Year Ended	Year Ended	Ended
	February 28, 2019		August 31, 2018	August 31, 2017	August 31, 2016*
	(Unaudited)
Net asset value, beginning of period	$9.73		$10.06	$10.26	$10.00
Activity from investment operations:
Net investment income (loss) (1)	(0.04)		(0.05)	0.23	0.07
Net realized and unrealized gain (loss) on investments	(0.22)		(0.11)	(0.01)	0.25
Total from investment operations	(0.26)		(0.16)	0.22	0.32
Less distributions:
From net investment income	(0.03)		(0.13)	(0.28)	(0.06)
From net realized gains	—		(0.04)	(0.14)	—
Total distributions	(0.03)		(0.17)	(0.42)	(0.06)
Paid-in capital from redemption fees (1)	—		0.00 (7)	0.00 (7)	—
Net asset value, end of period	$9.44		$9.73	$10.06	$10.26
Total return (2)	(2.72	)% (3)	(1.65)%	2.22%	3.17	% (3)
Net assets, end of period (000s)	$27,496		$40,086	$90,784	$143,767
Ratio of expenses to average net assets (5)	4.33	% (4)	3.94%	2.63%	2.86	% (4)
Ratio of expenses to average net assets excluding interest and dividend expenses (5)	2.25	% (4)	2.22%	2.15%	2.21	% (4)
Ratio of net investment income (loss) to average net assets (5)(6)	(0.79	)% (4)	(0.49)%	2.23%	0.71	% (4)
Portfolio turnover rate	1,088	% (3)	1,409%	1,009%	1,832	% (3)

*	For the period September 29, 2015 (commencement of operations) through August 31, 2016.

**	Formerly the Investor Class through July 31, 2017.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is less than $0.005.

See accompanying notes to financial statements.

Anchor Tactical Equity Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

	Institutional Class
	Six Months		Year	Period
	Ended		Ended	Ended
	February 28,2019		August 31, 2018	August 31, 2017*
	(Unaudited)
Net asset value, beginning of period	$12.13		$11.05	$10.00
Activity from investment operations:
Net investment loss (1)	(0.04)		(0.14)	(0.13)
Net realized and unrealized gain (loss) on investments	(0.38)		1.89	1.26
Total from investment operations	(0.42)		1.75	1.13
Less distributions:
From net realized gains	(0.82)		(0.67)	(0.09)
Total distributions	(0.82)		(0.67)	(0.09)
Paid-in capital from redemption fees (1)	—		0.00 (7)	0.01
Net asset value, end of period	$10.89		$12.13	$11.05
Total return (2)	(3.31	)% (3)	16.33%	11.48	% (3)
Net assets, end of period (000s)	$144,791		$160,260	$60,366
Ratio of expenses to average net assets (5)	2.10	% (4)	2.19%	2.40	% (4)
Ratio of expenses to average net assets excluding interest and dividend expenses (5)	2.10	% (4)	2.10%	2.20	% (4)
Ratio of net investment loss to average net assets (5)(6)	(0.73	)% (4)	(1.25)%	(1.24	)% (4)
Portfolio turnover rate	529	% (3)	1,091%	1,576	% (3)

*	For the period September 6, 2016 (commencement of operations) through August 31, 2017.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is less than $0.005.

See accompanying notes to financial statements.

Anchor Tactical Global Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented.

	Institutional Class
	Period* Ended
	February 28, 2019
	(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment loss (1)	(0.02)
Net realized and unrealized gain on investments	0.23
Total from investment operations	0.21
Net asset value, end of period	$10.21
Total return (1)	2.10	% (2)
Net assets, end of period (000s)	$9,026
Ratio of expenses to average net assets (4)	2.25	% (3)
Ratio of net investment income (loss) to average net assets (4)(5)	(1.47	)% (3)
Portfolio turnover rate	150	% (2)

*	For the period January 15, 2019 (commencement of operations) through February 28, 2019.

(1)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(2)	Not annualized.

(3)	Annualized.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Tactical Municipal Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

	Institutional Class
	Six Months		Year	Period
	Ended		Ended	Ended
	February 28, 2019		August 31, 2018	August 31, 2017*
	(Unaudited)
Net asset value, beginning of period	$9.68		$9.85	$10.00
Activity from investment operations:
Net investment income (1)	0.07		0.16	0.00	(7)
Net realized and unrealized gain (loss) on investments	0.06	(8)	(0.14)	(0.16)
Total from investment operations	0.13		0.02	(0.16)
Less distributions:
From net investment income	(0.06)		(0.19)	0.00	(7)
Total distributions	(0.06)		(0.19)	0.00
Paid-in capital from redemption fees (1)	—		0.00 (7)	0.01
Net asset value, end of period	$9.75		$9.68	$9.85
Total return (2)	1.35	% (3)	0.25%	(1.47	)% (3)
Net assets, end of period (000s)	$19,648		$21,689	$71,063
Ratio of expenses to average net assets (5)	2.26	% (4)	2.26%	2.10	% (4)
Ratio of expenses to average net assets excluding interest and dividend expenses (5)	2.25	% (4)	2.25%	2.10	% (4)
Ratio of net investment income to average net assets (5)(6)	1.49	% (4)	1.64%	0.02	% (4)
Portfolio turnover rate	186	% (3)	298%	366	% (3)

*	For the period September 6, 2016 (commencement of operations) through August 31, 2017.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is less than $0.005.

(8)	The net realized and unrealized gain on investments per share does not accord with the net of the amounts reported in the statement of operations due to the timing of purchases and redemptions of the Fund shares during the period.

See accompanying notes to financial statements.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
February 28, 2019

1.	ORGANIZATION

The Anchor Tactical Credit Strategies Fund (“Credit Fund”), Anchor Tactical Equity Strategies Fund (“Equity Fund”), Anchor Tactical Global Strategies Fund (“Global Fund”) and Anchor Tactical Municipal Strategies Fund (“Muni Fund”) (each a “Fund” or collectively the “Funds”) are diversified series of shares of beneficial interest of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Credit Fund, Equity Fund and Muni Fund each have the investment objective to provide total return from income and capital appreciation with a secondary objective of limiting risk during unfavorable market conditions. The Global Fund seeks to achieve above average total returns over a full market cycle with lower correlation and reduced risk when compared to traditional world indices. The Credit Fund commenced operations on September 29, 2015. The Equity Fund and Muni Fund commenced operations on September 6, 2016. The Global Fund commenced operations on January 15, 2019.

Each Fund offers two share classes designated as Investor Class and Institutional Class. The Investor Class of the Credit Fund converted to the Institutional Class of the Credit Fund on August 1, 2017. The Investor Class of the Credit Fund is no longer available for sale and the Investor Class of the Equity Fund, Global Fund and Muni Fund have not commenced operations. Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their ongoing service and distribution charges.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies (other than those that are exchange-traded). Open-end investment companies value securities in their portfolios for

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2019

which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2019

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2019 for the Funds’ assets and liabilities measured at fair value:

Anchor Tactical Credit Strategies Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$27,464,792	$—	$—	$27,464,792
Total	$27,464,792	$—	$—	$27,464,792

Anchor Tactical Equity Strategies Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$137,839,876	$—	$—	$137,839,876
Total	$137,839,876	$—	$—	$137,839,876

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2019

Anchor Tactical Global Strategies Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$3,463,800	$—	$—	$3,463,800
Total	$3,463,800	$—	$—	$3,463,800

Liabilities *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$(1,928,100)	$—	$—	$(1,928,100)
Total	$(1,928,100)	$—	$—	$(1,928,100)

Anchor Tactical Municipal Strategies Fund

Assets *	Level 1	Level 2	Level 3	Total
Closed-End Funds	$12,645,803	$—	$—	$12,645,803
Mutual Fund	6,979,468	$—	$—	6,979,468
Total	$19,625,271	$—	$—	$19,625,271

There were no transfers between any level during the period ended February 28, 2019.

It is the Funds’ policy to record transfers into or out of any level at the end of the reporting period.

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for industry classifications.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning its underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. A fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a fund replaces the borrowed security, the fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the fund will realize a gain, limited to the price at which the fund sold the security short.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Funds, except for the Muni Fund which is declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2019

carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

Federal Income Tax – It is the Funds’ policy to qualify as regulated investment companies by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended August 31, 2017, August 31, 2018, or expected to be taken in the Funds’ August 31, 2019 year-end tax return. The Funds identify their major tax jurisdictions as U.S. Federal, state of Nebraska, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	CASH – CONCENTRATION IN UNINSURED ACCOUNT

For cash management purposes the Funds may concentrate cash with the Funds’ custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of February 28, 2019, the Equity Fund and Global Fund held $11,491,599 and $5,559,358 respectively in cash at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit of $250,000.

4.	INVESTMENT TRANSACTIONS

For the six months or period ended February 28, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $235,753,024 and $246,944,965, respectively, for the Credit Fund, $492,115,617 and $508,637,856, respectively, for the Equity Fund, $8,330,154 and $5,130,586, respectively, for the Global Fund and $32,489,405 and $34,487,368, respectively, for the Muni Fund.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2019

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Anchor Capital Management Group, Inc. serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Adviser, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.60% of each Fund’s average daily net assets. For the six months or period ended February 28, 2019, the Funds incurred advisory fees as follows: $271,304 for the Credit Fund, $1,256,625 for the Equity Fund, $15,221 for the Global Fund and $185,421 for the Muni Fund.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Credit Fund, the Equity Fund, the Global Fund and the Muni Fund until at least December 31, 2019 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 2.25% of each Fund’s average daily net assets of the Institutional Class Shares. Fees waived or reimbursed by the Adviser may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years following when such amounts were waived and/or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expenses limits in place at the time of the recoupment. During the six months or period ended February 28, 2019, the Adviser waived fees of $21,418 for the Credit Fund, $18,654 for the Global Fund and $32,390 for the Muni Fund, which is subject to recapture by the Adviser before August 31, 2022.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (“NLD” or the “Distributor”), The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, Institutional Class Shares may pay up to 0.25% of their average daily net assets to pay for certain distribution activities and shareholder services. For the six months or period ended February 28, 2019, $42,391, $196,348, $2,378 and $28,972 was incurred under the Plan for the Credit Fund, the Equity Fund, the Global Fund and the Muni Fund, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months or period ended February 28, 2019, the Distributor did not receive any underwriting commissions for sales of the Funds’ shares.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2019

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds for these services.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

6.	REDEMPTION FEES

Through July 24, 2017, the Funds assessed a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the Funds from which the redemption is made.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes and the respective gross unrealized appreciation and depreciation at February 28, 2019 were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Anchor Tactical Credit Strategies Fund	$28,157,284	$608,574	$(1,301,066)	$(692,492)
Anchor Tactical Equity Strategies Fund	130,119,790	7,720,198	(112)	7,720,086
Anchor Tactical Global Strategies Fund	1,420,409	199,250	(83,959)	115,291
Anchor Tactical Municipal Strategies Fund	19,560,811	128,960	(64,500)	64,460

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2019

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the periods ended August 31, 2018 and August 31, 2017 was as follows:

For the period ended August 31, 2018:
	Ordinary	Exempt	Long-Term	Return
Portfolio	Income	Income	Capital Gains	Of Capital	Total
Anchor Tactical Credit Strategies Fund	$1,189,725	$—	$144,140	$—	$1,333,865
Anchor Tactical Equity Strategies Fund	4,171,001	—	—	—	4,171,001
Anchor Tactical Municipal Strategies Fund	48,035	854,007	—	4,651	906,693
Anchor Tactical Real Estate Fund*	919,778	—	—	148,949	1,068,727

For the period ended August 31, 2017:
	Ordinary	Exempt	Long-Term	Return
Portfolio	Income	Income	Capital Gains	Of Capital	Total
Anchor Tactical Credit Strategies Fund	$5,312,680	$—	$152,354	$—	$5,465,034
Anchor Tactical Equity Strategies Fund	494,486	—	—	—	494,486
Anchor Tactical Municipal Strategies Fund	6,995	13,281	—	—	20,276
Anchor Tactical Real Estate Fund*	—	—	—	—	—

As of August 31, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
Anchor Tactical Credit Strategies Fund	$—	$8,797	$—	$(1,492,890)	$—	$(1,999)	$(979,840)	$(2,465,932)
Anchor Tactical Equity Strategies Fund	—	10,832,686	513,471	—	—	(63,776)	4,758,965	16,041,346
Anchor Tactical Municipal Strategies Fund	—	—	—	—	(3,174,566)	—	(36,258)	(3,210,824)
Anchor Tactical Real Estate Fund*	—	—	—	(3,153,009)	(1,803,732)	—	522,015	(4,434,726)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and the unamortized portion of organizational expenses.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Last Year
Portfolio	Losses
Anchor Tactical Credit Strategies Fund	$399,972
Anchor Tactical Equity Strategies Fund	—
Anchor Tactical Municipal Strategies Fund	—
Anchor Tactical Real Estate Fund*	291,430

*	Anchor Tactical Real Estate Fund liquidated on November 7, 2018.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2019

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Anchor Tactical Credit Strategies Fund	$1,092,918
Anchor Tactical Equity Strategies Fund	—
Anchor Tactical Municipal Strategies Fund	—
Anchor Tactical Real Estate Fund*	2,861,579

At August 31, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring			CLCF
Portfolio	Short-Term	Long-Term	Total	Utilized
Anchor Tactical Credit Strategies Fund	$—	$—	$—	$—
Anchor Tactical Equity Strategies Fund	—	—	—	—
Anchor Tactical Municipal Strategies Fund	3,174,666	—	3,174,666	—
Anchor Tactical Real Estate Fund*	1,803,732	—	1,803,732	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, reclassification of dividend distributions, the capitalization of in lieu dividend payments on dividends held short, and net operating losses, resulted in reclassifications for the Fund for the period ended August 31, 2018 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Portfolio	Capital	Income (Loss)	Gains (Loss)
Anchor Tactical Credit Strategies Fund	$—	$958,173	$(958,173)
Anchor Tactical Equity Strategies Fund	—	1,151,844	(1,151,844)
Anchor Tactical Municipal Strategies Fund	(4,651)	4,651	—
Anchor Tactical Real Estate Fund*	(156,512)	156,662	(150)

*	Anchor Tactical Real Estate Fund liquidated on November 7, 2018.

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investment companies. The Funds may redeem their investment from these investment companies at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of these investment companies. The financial statements of these investment companies, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2019

		Percentage of Net
Fund	Investment	Assets
Anchor Tactical Credit Strategies Fund	iShares iBoxx $ High Yield Corporate Bond ETF	43.7%
	SPDR Bloomberg Barclays High Yield Bond ETF	38.9%
Anchor Tactical Equity Strategies Fund	Invesco QQQ Trust Series 1	74.7%
Anchor Tactical Global Strategies Fund	Invesco QQQ Trust Series 1	38.4%
Anchor Tactical Municipal Strategies Fund	Nuveen California High Yield Municipal Bond Fund - Class R	35.5%

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2019, E*Trade Savings Bank, an account holding shares for the benefit of others in nominee name, held approximately 62%, 83%, and 61% of the voting securities for the Credit Fund, Equity Fund, and the Muni Fund, respectively. As of February 28, 2019, TD Ameritrade Inc., an account holding shares for the benefit of others in nominee name, held approximately 25%, 70%, and 33% of the voting securities for the Credit Fund, the Global Fund and the Muni Fund, respectively. The Funds have no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of any Fund.

11.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adopted with these financial statements.

12. SUBSEQUENT EVENTS

Subsequent events occurring after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Anchor Funds
EXPENSE EXAMPLES
February 28, 2019 (Unaudited)

As a shareholder of the Funds you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Annualized	Expenses Paid
	Value	Value	Expense	During Period
	9/1/18	2/28/19	Ratio	9/1/18 – 2/28/19
Actual
Anchor Tactical Credit Strategies Fund	$1,000.00	$972.80	4.33%	$21.18*
Anchor Tactical Equity Strategies Fund	$1,000.00	$966.90	2.10%	$10.23*
Anchor Tactical Global Strategies Fund	$1,000.00	$1,021.00	2.25%	$2.68**
Anchor Tactical Municipal Strategies Fund	$1,000.00	$1,013.50	2.26%	$11.28*
Hypothetical
(5% return before expenses)
Anchor Tactical Credit Strategies Fund	$1,000.00	$1,003.33	4.33%	$21.50*
Anchor Tactical Equity Strategies Fund	$1,000.00	$1,014.39	2.10%	$10.47*
Anchor Tactical Global Strategies Fund	$1,000.00	$1,013.64	2.25%	$11.23**
Anchor Tactical Municipal Strategies Fund	$1,000.00	$1,013.59	2.26%	$11.28*

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	“Actual” expense information for Global Fund, is for the period from January 16, 2019 through February 28, 2019. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 43/365 (to reflect the period from January 16, 2019 through February 28, 2019). “Hypothetical” expense information for the Global Fund is presented on the basis of the full one-half year period to enable comparison to the fund. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).

Anchor Funds
SUPPLEMENTAL INFORMATION (Unaudited)
February 28, 2019

Approval of the Investment Advisor Agreement – Anchor Capital Management Group, Inc. with respect to Anchor Tactical Global Strategies Fund

In connection with the Meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”), held on October 18-19, 2018, the Board, including a majority of the Board who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Anchor Capital Management Group, Inc. (the “Adviser”), and the Trust, with respect to Anchor Tactical Global Strategies Fund (“Anchor Global” or the “Fund”). In considering the approval of the Advisory Agreement, the Board received materials that were provided in advance of the Meeting specifically relating to the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that the Adviser had approximately $5.4 million in assets under management and had been in operation since 2015. The Board then reviewed the capitalization of the Adviser based on financial information provided by and representations made by the Adviser and concluded that the Adviser was sufficiently well-capitalized to meet its obligations to Anchor Global. The Board acknowledged that the Adviser served as investment adviser to four existing funds within the Trust. The Board recognized that the same portfolio management team managed the existing funds and the Board acknowledged their satisfaction with the quality of services provided to those funds. The Board noted they provided a detailed explanation of their investment strategy and methodology and plan for ongoing monitoring of the strategy. The Board noted the uniqueness of the Adviser’s investment strategies and strong existing distribution relationships. The Board reviewed the Adviser’s best execution practices and were satisfied with its approach in selecting broker-dealers based on best execution. After further discussion, the Board concluded that the Adviser had the ability to provide a level of service consistent with the the Board’s expectations.

Performance. The Board noted that because the Fund had not yet commenced operations actual performance of the Fund was not available to the Trustees to consider. After further discussion, the Trustees concluded that the Adviser had the potential to deliver positive returns to shareholders in line with the Trustees’ expectations.

Fees and Expenses. The Board noted that the Adviser proposed to charge Anchor Global an annual advisory fee of 1.60% of the Fund’s average net daily assets. It noted that the proposed fee is higher than the average advisory fee of the anticipated Morningstar category of 0.40% and higher than the peer group average of 0.53%, respectively. The Board considered that the Adviser agreed to limit expense to 2.25% of the Fund’s average net daily assets. The Board considered that the Fund’s expense ratio includes acquired fund fees and expenses, more frequent trading cost, dividend and interest expense from short position all of which contribute to a higher expense ratio relative to the Fund’s peer group which were generally long-only funds that invest in individual securities with low turnover and are not fund of funds. The Board also

Anchor Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
February 28, 2019

considered the asset size of the funds included in the peer group noting some of the funds may have benefited from economies of scale. After further discussion, the Board concluded that the advisory fee was not unreasonable.

Profitability. The Board reviewed a profitability analysis provided by the Adviser and considered whether the level of anticipated profit was unreasonable. They noted that the Adviser anticipated realizing a modest profit in connection with its relationship with the Fund. The Board concluded, after further discussion, that profit was not excessive and not a concern at this time.

Economies of Scale. The Board noted that economies of scale had not yet been reached as the Fund had not yet been launched. The Board noted that consideration of economies of scale would be revisited as assets grow for the Fund.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Advisory Agreement for the Anchor Global was in the best interests of the Fund and its shareholders.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•         Social Security number and wire transfer instructions

•         account transactions and transaction history

•         investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

•   open an account or deposit money

•   direct us to buy securities or direct us to sell your securities

•   seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•   sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•   affiliates from using your information to market to you.

•   sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-844-594-1226 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-594-1226.

ADVISER
Anchor Capital Management Group, Inc.
15 Enterprise, Suite 450
Aliso Viejo, California 92656

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 5/7/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 5/7/19

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 5/7/19